Income tax - Schedule of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax
Domestic	$ 0.0	$ 0.0
Foreign	0.2	2.2
Total	0.2	2.2
Deferred tax
Domestic	0.0	0.0
Foreign	1.2	(0.2)
Total	1.2	(0.2)
Total tax expense
Domestic	0.0	0.0
Foreign	1.4	2.0
Total tax expense	$ 1.4	$ 2.0	$ 2.0